UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported)	January 21, 2022

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001724202

DRB Capital, LLC, Jerome Parsley, (800) 717-1000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of Depositor:	Not applicable

____________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I. REPRESENTATIONS AND WARRANTIES INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), DRB Capital, LLC has indicated by checkmark that there is no activity to report for the calendar year ended December 31, 2021.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DRB Capital, LLC (Securitizer)

Dated: January 21, 2022

By: /s/ Jason R. Sutherland

Name: Jason R. Sutherland

Title: Chief Executive Officer, and as the senior officer in charge of securitization

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